UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

 (Exact name of registrant as specified in charter)

235 W. Galena Street

 Milwaukee, WI 53212

 (Address of principal executive offices) (Zip code)

Diane J. Drake

 Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

 Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

 Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund

(Institutional Class: CZOVX)

Zacks Small-Cap Core Fund

(Investor Class: ZSCCX)

(Institutional Class: ZSCIX)

Zacks Dividend Fund

(Investor Class: ZDIVX)

(Institutional Class: ZDIIX)

SEMI-ANNUAL REPORT

MAY 31, 2021

Zacks Funds

 Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	20
Financial Highlights	23
Notes to Financial Statements	28
Expense Examples	38

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	BASIC MATERIALS — 3.0%
3,879	Celanese Corp.	$641,781
6,664	International Paper Co.[1]	420,498
3,590	PPG Industries, Inc.	645,195
		1,707,474
	COMMUNICATIONS — 12.2%
471	Alphabet, Inc. - Class A*	1,110,076
157	Alphabet, Inc. - Class C*	378,615
486	Amazon.com, Inc.*	1,566,412
6,898	Cisco Systems, Inc./Delaware	364,904
2,008	Expedia Group, Inc.*,1	355,316
3,696	Facebook, Inc. - Class A*,1	1,214,986
2,241	Nice Ltd. - ADR*,1,2	498,309
3,608	T-Mobile US, Inc.*	510,351
5,383	Verizon Communications, Inc.	304,086
3,579	Walt Disney Co.*	639,388
		6,942,443
	CONSUMER, CYCLICAL — 9.7%
5,121	BJ's Wholesale Club Holdings, Inc.*	229,370
11,843	Bloomin' Brands, Inc.*	349,961
5,977	General Motors Co.*	354,496
3,119	Home Depot, Inc.	994,680
4,772	Kohl's Corp.	264,798
3,346	NIKE, Inc. - Class B	456,595
11,756	PulteGroup, Inc.	679,379
1,129	Scotts Miracle-Gro Co.	245,411
5,121	Starbucks Corp.	583,179
11,611	Univar Solutions, Inc.*,1	314,542
7,632	Vista Outdoor, Inc.*	332,679
4,897	Walmart, Inc.	695,521
		5,500,611
	CONSUMER, NON-CYCLICAL — 21.8%
3,376	AbbVie, Inc.	382,163
2,136	Amedisys, Inc.*	551,878
2,095	Amgen, Inc.[1]	498,484
3,754	Baxter International, Inc.[1]	308,278

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
6,082	Bristol-Myers Squibb Co.	$399,709
1,187	Cintas Corp.	419,652
5,296	Colgate-Palmolive Co.[1]	443,699
6,867	CVS Health Corp.	593,584
2,619	Danaher Corp.[1]	670,831
3,928	Edwards Lifesciences Corp.*,1	376,695
3,434	Hershey Co.	594,254
4,249	Johnson & Johnson	719,143
1,717	Laboratory Corp. of America Holdings*	471,282
7,333	Merck & Co., Inc.	556,501
1,222	Molina Healthcare, Inc.*	307,162
1,405	Moody's Corp.	471,167
1,804	PayPal Holdings, Inc.*	469,076
4,976	PepsiCo, Inc.	736,149
6,547	Procter & Gamble Co.	882,863
1,455	Stryker Corp.	371,418
2,706	Sysco Corp.	219,186
914	Thermo Fisher Scientific, Inc.	429,123
3,143	Tyson Foods, Inc. - Class A	249,869
2,404	UnitedHealth Group, Inc.	990,256
1,071	Vertex Pharmaceuticals, Inc.*	223,443
		12,335,865
	ENERGY — 3.1%
5,500	Chevron Corp.	570,845
9,673	ConocoPhillips	539,173
13,963	Devon Energy Corp.	370,857
3,230	Phillips 66	272,031
		1,752,906
	FINANCIAL — 14.6%
4,394	American Express Co.	703,611
2,607	Ameriprise Financial, Inc.	677,403
1,339	Assurant, Inc.	215,780
24,764	Bank of America Corp.	1,049,746
416	BlackRock, Inc.	364,849
2,532	Crown Castle International Corp. - REIT	479,814
4,016	Equity LifeStyle Properties, Inc. - REIT	284,574

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
7,711	Hartford Financial Services Group, Inc.	$503,914
4,540	JPMorgan Chase & Co.	745,650
24,786	KeyCorp	571,069
4,510	Marsh & McLennan Cos., Inc.[1]	623,958
8,235	MetLife, Inc.	538,240
2,590	Mid-America Apartment Communities, Inc. - REIT	416,213
6,661	State Street Corp.	579,374
2,939	Western Alliance Bancorp	293,929
2,763	Wintrust Financial Corp.	222,200
		8,270,324
	INDUSTRIAL — 9.6%
1,484	AptarGroup, Inc.	218,608
1,254	Boeing Co.*,1	309,763
3,376	Caterpillar, Inc.[1]	813,886
995	Deere & Co.	359,295
2,090	EMCOR Group, Inc.	263,570
2,310	FedEx Corp.	727,211
2,910	Honeywell International, Inc.	671,948
3,155	II-VI, Inc.*,1	212,552
1,018	Lindsay Corp.	167,593
963	Lockheed Martin Corp.	368,059
4,278	MasTec, Inc.*,1	497,660
2,648	Republic Services, Inc.	289,109
954	Rockwell Automation, Inc.	251,589
2,473	Tetra Tech, Inc.	295,449
		5,446,292
	TECHNOLOGY — 21.1%
2,334	Accenture PLC - Class A2	658,561
3,754	Advanced Micro Devices, Inc.*,1	300,620
914	ANSYS, Inc.*	308,877
13,619	Apple, Inc.[1]	1,697,063
4,772	Applied Materials, Inc.	659,156
1,356	CACI International, Inc. - Class A*	345,726
3,579	Cadence Design Systems, Inc.*	454,497
4,772	Fortinet, Inc.*,1	1,042,873
5,180	Intel Corp.	295,882

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
931	Intuit, Inc.	$408,793
2,357	Manhattan Associates, Inc.*,1	320,505
6,835	Microsoft Corp.	1,706,563
1,688	NVIDIA Corp.	1,096,829
2,168	salesforce.com, Inc.*,1	516,201
2,380	Skyworks Solutions, Inc.	404,600
3,696	Synaptics, Inc.*,1	466,916
2,165	Synopsys, Inc.*,1	550,646
1,173	Take-Two Interactive Software, Inc.*	217,662
2,561	Texas Instruments, Inc.[1]	486,129
		11,938,099
	UTILITIES — 1.6%
4,190	American Electric Power Co., Inc.	360,340
3,934	NextEra Energy, Inc.	288,047
4,569	Southern Co.	292,051
		940,438
	TOTAL COMMON STOCKS
	(Cost $33,829,872)	54,834,452

SHORT-TERM INVESTMENTS — 20.8%

Units
COLLATERAL FOR SECURITIES LOANED — 17.9%
10,138,478	Securities Lending Fund II, LLC [3]	10,138,478

Principal Amount
	OTHER SHORT-TERM INVESTMENTS — 2.9%
$1,641,024	UMB Money Market Fiduciary, 0.01% [4]	1,641,024
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,779,502)	11,779,502

	TOTAL INVESTMENTS — 117.5%
	(Cost $45,609,374)	66,613,954

	Liabilities in Excess of Other Assets — (17.5)%	(9,932,138)
	TOTAL NET ASSETS — 100.0%	$56,681,816

ADR	— American Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $9,920,257 at May 31, 2021.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

SUMMARY OF INVESTMENTS

As of May 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	21.8%
Technology	21.1%
Financial	14.6%
Communications	12.2%
Consumer, Cyclical	9.7%
Industrial	9.6%
Energy	3.1%
Basic Materials	3.0%
Utilities	1.6%
Total Common Stocks	96.7%
Short-Term Investments	20.8%
Total Investments	117.5%
Liabilities in Excess of Other Assets	(17.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	BASIC MATERIALS — 4.9%
7,886	Hawkins, Inc.	$268,282
65,014	Hecla Mining Co.	585,126
5,670	Innospec, Inc.	573,294
27,187	Kronos Worldwide, Inc.	441,517
3,957	Stepan Co.	532,849
		2,401,068
	COMMUNICATIONS — 0.6%
36,927	Ribbon Communications, Inc.*,[1]	274,737
	CONSUMER, CYCLICAL — 11.1%
8,030	Avient Corp.	417,399
10,881	Dana, Inc.	295,201
35,874	Forestar Group, Inc.*	825,461
10,004	Franchise Group, Inc.[1]	369,548
9,960	International Game Technology PLC*,2	241,629
3,951	Johnson Outdoors, Inc. - Class A	482,773
10,759	Knoll, Inc.	279,734
9,703	Marine Products Corp.	157,577
9,580	REV Group, Inc.	179,338
19,693	Rush Enterprises, Inc. - Class A1	941,325
5,090	ScanSource, Inc.*	155,398
4,318	Skyline Champion Corp.*,1	218,707
21,704	Superior Group of Cos., Inc.[1]	554,103
11,529	Systemax, Inc.	395,675
		5,513,868
	CONSUMER, NON-CYCLICAL — 16.2%
2,970	Amedisys, Inc.*	767,359
9,242	ASGN, Inc.*	952,758
118,469	Axcella Health, Inc.*,1	377,916
3,809	CAI International, Inc.	163,482
9,169	Central Garden & Pet Co.*,1	503,653
7,221	CRA International, Inc.[1]	591,111
11,150	Cross Country Healthcare, Inc.*	174,498
12,739	Darling Ingredients, Inc.*,1	872,112
7,867	Herc Holdings, Inc.*	904,862
36,513	MeiraGTx Holdings plc*,2	503,514
22,019	Option Care Health, Inc.*	403,828

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
44,880	Organogenesis Holdings, Inc.*,1	$800,210
36,989	scPharmaceuticals, Inc.*,1	209,358
3,560	Tenet Healthcare Corp.*	238,200
6,320	Transcat, Inc.*	333,949
4,092	Triton International Ltd.[2]	221,991
		8,018,801
	ENERGY — 1.3%
44,823	Oceaneering International, Inc.*	639,624
	FINANCIAL — 26.2%
19,210	Amalgamated Financial Corp.	312,547
21,811	Amerant Bancorp, Inc.*,1	526,081
24,194	Bank of NT Butterfield & Son Ltd.[2]	922,759
40,152	Byline Bancorp, Inc.	926,708
21,937	Capstar Financial Holdings, Inc.	480,201
11,497	Cohen & Steers, Inc.[1]	840,776
18,367	Community Trust Bancorp, Inc.	811,454
21,291	ConnectOne Bancorp, Inc.	589,548
2,342	Donegal Group, Inc. - Class A	35,809
17,384	First Financial Corp.	788,886
28,944	Global Net Lease, Inc. - REIT	565,566
14,784	Hanmi Financial Corp.	310,168
19,228	Horizon Bancorp, Inc.	355,718
5,683	McGrath RentCorp	487,204
24,955	Oportun Financial Corp.*	476,141
10,260	Origin Bancorp, Inc.	452,979
9,634	Peapack-Gladstone Financial Corp.	320,041
19,958	Premier Financial Corp.	608,719
8,479	QCR Holdings, Inc.[1]	405,381
7,141	RBB Bancorp	174,240
1,670	Reliant Bancorp, Inc.	49,516
10,244	Republic Bancorp, Inc. - Class A	475,834
16,400	RMR Group, Inc. - Class A	641,568
10,003	Sierra Bancorp	277,283
24,794	Towne Bank/Portsmouth VA1	794,152
1,307	Virtus Investment Partners, Inc.	367,568
		12,996,847

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL — 28.8%
7,859	Advanced Drainage Systems, Inc.[1]	$891,368
3,783	American Woodmark Corp.*	328,818
5,810	Applied Industrial Technologies, Inc.	569,148
7,325	Atkore, Inc.*	565,490
13,922	Boise Cascade Co.	918,713
23,590	Cactus, Inc. - Class A	826,593
49,753	Costamare, Inc.[2]	533,850
7,112	CSW Industrials, Inc.	866,384
4,583	EnPro Industries, Inc.	421,590
4,896	Fabrinet*,[2]	439,122
11,380	Franklin Electric Co., Inc.	954,668
10,567	Genco Shipping & Trading Ltd.[2]	166,959
19,436	Gorman-Rupp Co.	699,307
12,678	Griffon Corp.	333,305
2,670	Helios Technologies, Inc.	189,703
7,675	Hillenbrand, Inc.	349,980
2,486	Materion Corp.	196,021
9,061	Moog, Inc. - Class A	817,302
17,503	Mueller Industries, Inc.	812,664
3,840	MYR Group, Inc.*	334,234
4,368	PAM Transportation Services, Inc.*	253,519
14,232	PGT Innovations, Inc.*	343,845
9,260	Primoris Services Corp.[1]	294,375
10,702	Raven Industries, Inc.	472,279
9,109	SPX FLOW, Inc.	625,151
8,332	UFP Industries, Inc.	662,561
3,230	UFP Technologies, Inc.*	175,841
9,020	Universal Logistics Holdings, Inc.	225,500
		14,268,290
	TECHNOLOGY — 7.4%
32,399	Amkor Technology, Inc.[1]	683,619
27,762	Apollo Medical Holdings, Inc.*	968,339
3,614	Diodes, Inc.*	273,471
2,890	FormFactor, Inc.*	101,872
16,965	Sapiens International Corp. N.V.[2]	487,065
22,710	SecureWorks Corp. - Class A*	319,757

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
5,545	Tenable Holdings, Inc.*,1	$231,781
5,558	TTEC Holdings, Inc.[1]	602,543
		3,668,447
	UTILITIES — 0.5%
3,382	MGE Energy, Inc.[1]	253,718
	TOTAL COMMON STOCKS
	(Cost $38,761,557)	48,035,400

SHORT-TERM INVESTMENTS — 11.0%
Units
COLLATERAL FOR SECURITIES LOANED — 9.9%
4,921,736	Securities Lending Fund II, LLC [3]	4,921,736

Principal Amount
	OTHER SHORT-TERM INVESTMENTS — 1.1%
$541,283	UMB Money Market Fiduciary, 0.01% [4]	541,283
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,463,019)	5,463,019

	TOTAL INVESTMENTS — 108.0%
	(Cost $44,224,576)	53,498,419

	Liabilities in Excess of Other Assets — (8.0)%	(3,970,977)

	TOTAL NET ASSETS — 100.0%	$49,527,442

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $4,067,871 at May 31, 2021.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SUMMARY OF INVESTMENTS

As of May 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	28.8%
Financial	26.2%
Consumer, Non-cyclical	16.2%
Consumer, Cyclical	11.1%
Technology	7.4%
Basic Materials	4.9%
Energy	1.3%
Communications	0.6%
Utilities	0.5%
Total Common Stocks	97.0%
Short-Term Investments	11.0%
Total Investments	108.0%
Liabilities in Excess of Other Assets	(8.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	BASIC MATERIALS — 6.5%
4,978	Air Products and Chemicals, Inc.[1]	$1,491,708
9,956	Celanese Corp.	1,647,220
26,777	Dow, Inc.[1]	1,832,082
13,689	Eastman Chemical Co.	1,716,601
17,423	International Paper Co.[1]	1,099,391
13,689	LyondellBasell Industries N.V. - Class A1,2	1,541,655
		9,328,657
	COMMUNICATIONS — 8.3%
70,914	AT&T, Inc.	2,086,999
52,247	Cisco Systems, Inc./Delaware[1]	2,763,867
18,874	Comcast Corp. - Class A	1,082,235
29,867	Thomson Reuters Corp.[2]	2,926,070
55,980	Verizon Communications, Inc.	3,162,310
		12,021,481
	CONSUMER, CYCLICAL — 5.5%
13,551	Home Depot, Inc.[1]	4,321,549
24,889	Walmart, Inc.	3,534,985
		7,856,534
	CONSUMER, NON-CYCLICAL — 24.5%
17,423	AbbVie, Inc.	1,972,284
29,867	Altria Group, Inc.	1,470,054
18,667	Bristol-Myers Squibb Co.	1,226,795
38,579	Coca-Cola Co.	2,133,033
23,438	CVS Health Corp.	2,025,981
20,762	Gilead Sciences, Inc.	1,372,576
22,400	Johnson & Johnson	3,791,200
19,912	Medtronic PLC[2]	2,520,660
27,378	Merck & Co., Inc.	2,077,716
32,356	Mondelez International, Inc. - Class A	2,055,577
19,912	PepsiCo, Inc.	2,945,781
75,892	Pfizer, Inc.	2,939,297
27,378	Philip Morris International, Inc.[1]	2,640,060
28,623	Procter & Gamble Co.	3,859,812
28,623	Tyson Foods, Inc. - Class A	2,275,528
		35,306,354

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY — 7.7%
30,211	Chevron Corp.	$3,135,600
30,904	ConocoPhillips	1,722,589
48,244	Exxon Mobil Corp.[1]	2,816,002
99,537	Kinder Morgan, Inc.	1,825,509
19,248	Phillips 66	1,621,066
		11,120,766
	FINANCIAL — 28.3%
37,873	Aflac, Inc.	2,146,642
16,178	Arthur J. Gallagher & Co.	2,371,857
37,334	Bank of America Corp.	1,582,588
3,971	BlackRock, Inc.	3,482,726
17,423	Citigroup, Inc.	1,371,364
9,956	Crown Castle International Corp. - REIT	1,886,662
18,460	Fidelity National Financial, Inc.[1]	867,435
38,371	Fifth Third Bancorp[1]	1,616,954
70,914	Huntington Bancshares, Inc.[1]	1,124,696
27,378	JPMorgan Chase & Co.	4,496,563
85,516	KeyCorp[1]	1,970,289
42,291	MetLife, Inc.	2,764,140
9,168	PNC Financial Services Group, Inc.	1,784,826
21,156	Prologis, Inc. - REIT[1]	2,493,023
28,623	Prudential Financial, Inc.[1]	3,061,802
33,808	Truist Financial Corp.	2,088,658
48,265	U.S. Bancorp	2,933,547
28,760	Wells Fargo & Co.	1,343,667
19,289	WP Carey, Inc. - REIT[1]	1,455,355
		40,842,794
	INDUSTRIAL — 5.9%
120,672	Amcor PLC[1,2]	1,423,930
12,445	Caterpillar, Inc.[1]	3,000,240
13,129	Emerson Electric Co.	1,256,314
7,467	General Dynamics Corp.[1]	1,418,058
3,671	Lockheed Martin Corp.	1,403,056
		8,501,598

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 6.9%
2,481	Broadcom, Inc.[1]	$1,171,851
93,315	HP, Inc.	2,727,597
46,025	Intel Corp.	2,628,948
13,897	Microsoft Corp.	3,469,803
		9,998,199
	UTILITIES — 3.5%
52,156	NiSource, Inc.	1,329,978
23,645	Public Service Enterprise Group, Inc.[1]	1,468,827
34,845	Southern Co.[1]	2,227,293
		5,026,098
	TOTAL COMMON STOCKS
	(Cost $110,510,529)	140,002,481

SHORT-TERM INVESTMENTS — 14.5%
Units
COLLATERAL FOR SECURITIES LOANED — 11.8%
17,012,037	Securities Lending Fund II, LLC [3]	17,012,037

Principal Amount
	OTHER SHORT-TERM INVESTMENTS — 2.7%
$3,905,784	UMB Money Market Fiduciary, 0.01% [4]	3,905,784
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,917,821)	20,917,821

	TOTAL INVESTMENTS — 111.6%
	(Cost $131,428,350)	160,920,302

	Liabilities in Excess of Other Assets — (11.6)%	(16,737,078)
	TOTAL NET ASSETS — 100.0%	$144,183,224

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $16,618,532 at May 31, 2021.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SUMMARY OF INVESTMENTS

As of May 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	28.3%
Consumer, Non-cyclical	24.5%
Communications	8.3%
Energy	7.7%
Technology	6.9%
Basic Materials	6.5%
Industrial	5.9%
Consumer, Cyclical	5.5%
Utilities	3.5%
Total Common Stocks	97.1%
Short-Term Investments	14.5%
Total Investments	111.6%
Liabilities in Excess of Other Assets	(11.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2021 (Unaudited)

	Zacks All-Cap Core Fund		Zacks Small-Cap Core Fund
Assets:
Investments, at value (cost $45,609,374 and $44,224,576, respectively)	$66,613,954	[1]	$53,498,419	[2]
Receivables:
Investment securities sold	-		3,566,273
Fund shares sold	200,034		6,339
Dividends and interest	71,058		36,330
Securities lending income	228		259
Prepaid expenses	13,637		18,565
Total Assets	66,898,911		57,126,185

Liabilities:
Collateral due to broker for securities loaned	10,138,478		4,921,736
Payables:
Investment securities purchased	-		2,526,253
Fund shares redeemed	-		17,498
Advisory fees	30,509		29,588
Distribution fees (Note 7)	-		4,870
Fund administration and accounting fees	12,267		21,551
Transfer agent fees and expenses	4,459		13,726
Custody fees	4,182		12,254
Auditing fees	9,519		9,476
Trustees' Deferred Compensation (Note 3)	5,903		6,204
Legal fees	1,807		7,442
Chief Compliance Officer fees	1,790		1,696
Trustees' fees and expenses	173		649
Accrued other expenses	8,008		25,800
Total Liabilities	10,217,095		7,598,743

Net Assets	$56,681,816		$49,527,442

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$32,975,458		$44,245,888
Total distributable earnings	23,706,358		5,281,554
Net Assets	$56,681,816		$49,527,442

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-		$23,132,548
Shares of beneficial interest issued and outstanding	-		710,687
Offering and redemption price per share	$-		$32.55

Institutional Class:
Net assets applicable to shares outstanding	$56,681,816		$26,394,894
Shares of beneficial interest issued and outstanding	1,793,977		795,944
Offering and redemption price per share	$31.60		$33.16

[1]	Includes securities on loan of $9,920,257 (see Note 2).
[2]	Includes securities on loan of $4,067,871 (see Note 2).

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of May 31, 2021 (Unaudited)

	Zacks Dividend Fund
Assets:
Investments, at value (cost $131,428,350)	$160,920,302	[3]
Receivables:
Investment securities sold	-
Fund shares sold	154,255
Dividends and interest	390,839
Securities lending income	265
Prepaid expenses	19,157
Total Assets	161,484,818

Liabilities:
Collateral due to broker for securities loaned	17,012,037
Payables:
Investment securities purchased	-
Fund shares redeemed	107,049
Advisory fees	98,654
Distribution fees (Note 7)	18,835
Fund administration and accounting fees	21,392
Transfer agent fees and expenses	6,078
Custody fees	6,961
Auditing fees	9,473
Trustees' Deferred Compensation (Note 3)	5,993
Legal fees	648
Chief Compliance Officer fees	2,280
Trustees' fees and expenses	392
Accrued other expenses	11,802
Total Liabilities	17,301,594

Net Assets	$144,183,224

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$112,412,065
Total distributable earnings	31,771,159
Net Assets	$144,183,224

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$90,235,738
Shares of beneficial interest issued and outstanding	3,631,716
Offering and redemption price per share	$24.85

Institutional Class:
Net assets applicable to shares outstanding	$53,947,486
Shares of beneficial interest issued and outstanding	2,171,737
Offering and redemption price per share	$24.84

[3]	Includes securities on loan of $16,618,532 (see Note 2).

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2021 (Unaudited)

	Zacks All-Cap Core Fund	Zacks Small-Cap Core Fund
Investment income:
Dividends (net of foreign withholdings taxes of $0 and $1,768, respectively)	$348,267	$331,615
Interest	46	11
Securities lending income	1,283	818
Total investment income	349,596	332,444

Expenses:
Advisory fees	210,915	221,254
Distribution fees - Investor Class (Note 7)	-	27,969
Fund administration and accounting fees	41,799	42,292
Transfer agent fees and expenses	9,519	25,807
Custody fees	5,374	7,956
Registration fees	10,969	13,961
Auditing fees	9,473	9,473
Legal fees	5,485	5,236
Trustees' fees and expenses	3,840	4,489
Chief Compliance Officer fees	3,740	3,740
Shareholder reporting fees	3,686	6,453
Miscellaneous	2,493	2,743
Insurance fees	1,147	1,198
Total expenses	308,440	372,571
Advisory fees waived	(44,796)	(64,347)
Net expenses	263,644	308,224
Net investment income	85,952	24,220

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,651,546	9,602,621
Securities sold short	-	(1,516)
Net realized gain (loss)	2,651,546	9,601,105
Net change in unrealized appreciation/depreciation on:
Investments	6,350,497	4,333,601
Net change in unrealized appreciation/depreciation	6,350,497	4,333,601
Net realized and unrealized gain	9,002,043	13,934,706

Net Increase in Net Assets from Operations	$9,087,995	$13,958,926

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended May 31, 2021 (Unaudited)

Zacks Dividend Fund
Investment income:
Dividends (net of foreign withholdings taxes of $3,363)	$1,844,286
Interest	188
Securities lending income	730
Total investment income	1,845,204

Expenses:
Advisory fees	490,264
Distribution fees - Investor Class (Note 7)	97,530
Fund administration and accounting fees	75,625
Transfer agent fees and expenses	18,518
Custody fees	10,548
Registration fees	18,449
Auditing fees	9,473
Legal fees	7,233
Trustees' fees and expenses	4,989
Chief Compliance Officer fees	3,740
Shareholder reporting fees	6,816
Miscellaneous	2,244
Insurance fees	1,198
Total expenses	746,627
Advisory fees waived	(5,627)
Net expenses	741,000
Net investment income	1,104,204

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,947,987
Securities sold short	-
Net realized gain (loss)	1,947,987
Net change in unrealized appreciation/depreciation on:
Investments	19,221,600
Net change in unrealized appreciation/depreciation	19,221,600
Net realized and unrealized gain	21,169,587

Net Increase in Net Assets from Operations	$22,273,791

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$85,952	$314,102
Net realized gain on investments	2,651,546	2,391,184
Net change in unrealized appreciation/depreciation on investments	6,350,497	3,982,448
Net increase in net assets resulting from operations	9,087,995	6,687,734

Distributions to Shareholders:
Distributions:
Institutional Class	(2,664,718)	(3,569,426)
Total distributions to shareholders	(2,664,718)	(3,569,426)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	6,481,970	17,207,901
Reinvestment of distributions:
Institutional Class	1,138,197	1,845,845
Cost of shares redeemed:
Institutional Class[1]	(7,318,767)	(13,596,360)
Net increase in net assets from capital transactions	301,400	5,457,386

Total increase in net assets	6,724,677	8,575,694

Net Assets:
Beginning of period	49,957,139	41,381,445
End of period	$56,681,816	$49,957,139

Capital Share Transactions:
Shares sold:
Institutional Class	222,814	731,830
Shares reinvested:
Institutional Class	42,109	74,190
Shares redeemed:
Institutional Class	(251,349)	(560,866)
Net increase in capital share transactions	13,574	245,154

[1]	Net of redemption fee proceeds (reversed)/received of $(1,513) and $5,923, respectively.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$24,220	$(156,149)
Net realized gain (loss) on investments and securities sold short	9,601,105	(7,939,298)
Net change in unrealized appreciation/depreciation on investments	4,333,601	(6,734,360)
Net increase (decrease) in net assets resulting from operations	13,958,926	(14,829,807)

Distributions to Shareholders:
Investor Class	-	(55,198)
Institutional Class	-	(241,634)
Total distributions to shareholders	-	(296,832)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,349,031	2,730,623
Institutional Class	1,103,200	5,429,844
Reinvestment of distributions:
Investor Class	-	52,331
Institutional Class	-	226,785
Cost of shares redeemed:
Investor Class[1]	(6,401,147)	(22,456,987)
Institutional Class[2]	(7,799,630)	(27,314,777)
Net decrease in net assets from capital transactions	(11,748,546)	(41,332,181)

Total increase (decrease) in net assets	2,210,380	(56,458,820)

Net Assets:
Beginning of period	47,317,062	103,775,882
End of period	$49,527,442	$47,317,062

Capital Share Transactions:
Shares sold:
Investor Class	44,750	119,890
Institutional Class	38,469	244,807
Shares reinvested:
Investor Class	-	2,082
Institutional Class	-	8,797
Shares redeemed:
Investor Class	(227,237)	(1,044,843)
Institutional Class	(264,185)	(1,251,129)
Net decrease in capital share transactions	(408,203)	(1,920,396)

[1]	Net of redemption fee proceeds of $503 and $1,064, respectively.
[2]	Net of redemption fee proceeds of $590 and $3,242, respectively.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,104,204	$1,963,429
Net realized gain on investments	1,947,987	674,736
Net change in unrealized appreciation/depreciation on investments	19,221,600	(2,046,911)
Net increase in net assets resulting from operations	22,273,791	591,254

Distributions to Shareholders:
Distributions:
Investor Class	(1,078,861)	(1,936,881)
Institutional Class	(615,018)	(714,700)
Total distributions to shareholders	(1,693,879)	(2,651,581)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	17,409,211	25,791,585
Institutional Class	17,719,692	24,072,134
Reinvestment of distributions:
Investor Class	1,075,803	1,923,763
Institutional Class	444,745	639,006
Cost of shares redeemed:
Investor Class[1]	(11,742,939)	(23,417,922)
Institutional Class[2]	(7,990,793)	(7,110,953)
Net increase in net assets from capital transactions	16,915,719	21,897,613

Total increase in net assets	37,495,631	19,837,286

Net Assets:
Beginning of period	106,687,593	86,850,307
End of period	$144,183,224	$106,687,593

Capital Share Transactions:
Shares sold:
Investor Class	757,589	1,313,065
Institutional Class	774,174	1,295,410
Shares reinvested:
Investor Class	49,535	98,667
Institutional Class	20,426	33,336
Shares redeemed:
Investor Class	(531,896)	(1,260,029)
Institutional Class	(347,859)	(366,492)
Net increase in capital share transactions	721,969	1,113,957

[1]	Net of redemption fee proceeds of $1,709 and $14,020, respectively.
[2]	Net of redemption fee proceeds of $7,127 and $5,134, respectively.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2021	For the Year Ended November 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$28.06	$26.95	$25.89	$26.81	$23.50	$23.95
Income from Investment Operations:
Net investment income[1]	0.05	0.18	0.22	0.16	0.07	0.12
Net realized and unrealized gain	5.00	3.25	3.21	0.96	4.98	0.74
Total from investment operations	5.05	3.43	3.43	1.12	5.05	0.86

Less Distributions:
From net investment income	(0.17)	(0.25)	(0.10)	-	(0.04)	-
From net realized gain	(1.34)	(2.07)	(2.27)	(2.04)	(1.70)	(1.31)
Total distributions	(1.51)	(2.32)	(2.37)	(2.04)	(1.74)	(1.31)

Redemption fee proceeds[1]	(-)[2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$31.60	$28.06	$26.95	$25.89	$26.81	$23.50
Total return[3]	18.87%[4]	13.84%	15.07%	4.44%	22.93%	3.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$56,682	$49,957	$41,381	$42,609	$28,085	$26,832
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.17%[5]	1.22%	1.28%	1.44%	1.74%	1.70%
After fees waived and expenses absorbed	1.00%[5]	1.00%	1.00%	1.17%[6]	1.63%[7]	1.65%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.16%[5]	0.49%	0.60%	0.35%	0.17%	0.51%
After fees waived and expenses absorbed	0.33%[5]	0.71%	0.88%	0.62%	0.28%	0.56%

Portfolio turnover rate	9%[4]	38%	38%	29%	29%	51%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares. Investor shares were re-designated as Institutional shares on April 16, 2018.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective April 16, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of average daily net assets of the Fund. Prior to April 16, 2018, the annual operating expense limitation was 1.55%.
[7]	Effective October 1, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to October 1, 2017, the annual operating expense limitation was 1.65%.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2021	For the Year Ended November 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$24.48	$26.80	$27.49	$32.58	$26.77	$24.21
Income from Investment Operations:
Net investment loss[1]	(0.01)	(0.08)	(0.08)	(0.05)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	8.08	(2.21)	1.79	(1.27)	6.03	2.60
Total from investment operations	8.07	(2.29)	1.71	(1.32)	5.96	2.56

Less Distributions:
From net investment income	-	(0.03)	-	-	-	-
From net realized gain	-	-	(2.40)	(3.77)	(0.16)	-
Total distributions	-	(0.03)	(2.40)	(3.77)	(0.16)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01	- [2]
Net asset value, end of period	$32.55	$24.48	$26.80	$27.49	$32.58	$26.77
Total return[3]	32.97%[4]	(8.54)%	7.55%	(4.36)%	22.41%	10.57%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,133	$21,867	$48,666	$111,399	$152,663	$99,615

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.65%[5]	1.63%	1.53%	1.49%	1.54%	1.68%
After fees waived and expenses absorbed	1.39%[5]	1.39%	1.39%	1.39%	1.39%	1.43%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.30)%[5]	(0.61)%	(0.45)%	(0.27)%	(0.39)%	(0.43)%
After fees waived and expenses absorbed	(0.04)%[5]	(0.37)%	(0.31)%	(0.17)%	(0.24)%	(0.18)%
Portfolio turnover rate	56%[4]	135%	114%	129%	162%	147%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2021	For the Year Ended November 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$24.91	$27.29	$27.88	$32.92	$26.99	$24.32
Income from Investment Operations:
Net investment income (loss) [1]	0.03	(0.03)	(0.01)	0.02	-	0.02
Net realized and unrealized gain (loss)	8.22	(2.23)	1.82	(1.29)	6.09	2.63
Total from investment operations	8.25	(2.26)	1.81	(1.27)	6.09	2.65

Less Distributions:
From net investment income	-	(0.12)	-	-	-	-
From net realized gain	-	-	(2.40)	(3.77)	(0.16)	-
Total distributions	-	(0.12)	(2.40)	(3.77)	(0.16)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	0.02
Net asset value, end of period	$33.16	$24.91	$27.29	$27.88	$32.92	$26.99
Total return[3]	33.12%[4]	(8.28)%	7.78%	(4.11)%	22.67%	10.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,395	$25,450	$55,110	$42,212	$26,953	$7,013

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.40%[5]	1.38%	1.28%	1.24%	1.29%	1.39%
After fees waived and expenses absorbed	1.14%[5]	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.05)%[5]	(0.36)%	(0.20)%	(0.02)%	(0.14)%	(0.14)%
After fees waived and expenses absorbed	0.21%[5]	(0.12)%	(0.06)%	0.08%	0.01%	0.11%

Portfolio turnover rate	56%[4]	135%	114%	129%	162%	147%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2021	For the Year Ended November 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$21.00	$21.89	$20.87	$20.78	$17.92	$16.69
Income from Investment Operations:
Net investment income[1]	0.20	0.42	0.39	0.36	0.32	0.35
Net realized and unrealized gain (loss)	3.97	(0.71)	1.87	0.48	2.81	1.35
Total from investment operations	4.17	(0.29)	2.26	0.84	3.13	1.70

Less Distributions:
From net investment income	(0.19)	(0.41)	(0.37)	(0.34)	(0.27)	(0.31)
From net realized gain	(0.13)	(0.19)	(0.87)	(0.41)	-	(0.16)
Total distributions	(0.32)	(0.60)	(1.24)	(0.75)	(0.27)	(0.47)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$24.85	$21.00	$21.89	$20.87	$20.78	$17.92
Total return[3]	20.08%[4]	(1.11)%	11.71%	4.16%	17.58%	10.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$90,236	$70,481	$70,157	$51,121	$47,007	$26,671

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.31%[5]	1.37%	1.43%	1.58%	1.66%	1.95%
After fees waived and expenses absorbed	1.30%[5]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.70%[5]	2.06%	1.81%	1.49%	1.30%	1.40%
After fees waived and expenses absorbed	1.71%[5]	2.13%	1.94%	1.77%	1.66%	2.05%

Portfolio turnover rate	9%[4]	14%	13%	25%	18%	15%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2021	For the Year Ended November 30,			For the Period January 31, 2017* through November 30,
	(Unaudited)	2020	2019	2018	2017
Net asset value, beginning of period	$20.99	$21.89	$20.87	$20.78	$18.36
Income from Investment Operations:
Net investment income[1]	0.22	0.46	0.45	0.41	0.32
Net realized and unrealized gain (loss)	3.97	(0.71)	1.87	0.48	2.34
Total from investment operations	4.19	(0.25)	2.32	0.89	2.66

Less Distributions:
From net investment income	(0.21)	(0.46)	(0.43)	(0.39)	(0.24)
From net realized gain	(0.13)	(0.19)	(0.87)	(0.41)	-
Total distributions	(0.34)	(0.65)	(1.30)	(0.80)	(0.24)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	-
Net asset value, end of period	$24.84	$20.99	$21.89	$20.87	$20.78
Total return[3]	20.23%[4]	(0.89)%	12.04%	4.42%	14.57%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,947	$36,206	$16,694	$1,562	$229
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.06%[5]	1.12%	1.18%	1.33%	1.41%[5]
After fees waived and expenses absorbed	1.05%[5]	1.05%	1.05%	1.05%	1.05%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.95%[5]	2.31%	2.06%	1.74%	1.60%[5]
After fees waived and expenses absorbed	1.96%[5]	2.38%	2.19%	2.02%	1.96%[5]

Portfolio turnover rate	9%[4]	14%	13%	25%	18%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2021 (Unaudited)

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2021 (Unaudited)

(b) Short Sales

The Zacks Small-Cap Core Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2021 (Unaudited)

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of May 31, 2021 and during the open tax years ended November 30, 2018 - 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(g) Securities Lending

The Funds have entered into a securities lending agreement with BMO Harris Bank N.A. (“BMO”).  Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash or other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“Government Securities”) at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned.  Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral.  Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement.  Securities lending income is disclosed as such in the Statement of Operations.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2021 (Unaudited)

As of May 31, 2021, the Funds loaned securities which were collateralized by cash and other securities.  The value of the securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities Loaned	Value of Collateral*
All-Cap Core Fund	$9,920,257	$10,138,478
Small-Cap Core Fund	$4,067,871	$4,921,736
Dividend Fund	$16,618,532	$17,012,037

*	The Funds hold units of Securities Lending Fund II, LLC as collateral on securities loaned. The Securities Lending Fund II, LLC was established for the investment and reinvestment of cash collateral on behalf of the Funds pursuant to BMO’s Securities Lending Program.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2024 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment	Total Limit on Annual
	Advisory	Operating Expenses†
	Fees	Investor Class	Institutional Class
All-Cap Core Fund	0.80%	-	1.00%
Small-Cap Core Fund	0.90%	1.39%	1.14%
Dividend Fund	0.80%	1.30%	1.05%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2021 (Unaudited)

For the six months ended May 31, 2021, the Advisor waived its fees as follows:

Advisory Fees
All-Cap Core Fund	$44,796
Small-Cap Core Fund	64,347
Dividend Fund	5,627
Total	$114,770

The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At May 31, 2021, the amount of these potentially recoverable expenses was $359,021, $549,212 and $283,027 for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
2021	$101,261	$168,499	$131,557
2022	116,092	163,403	83,742
2023	96,872	152,963	62,101
2024	44,796	64,347	5,627
Total	$359,021	$549,212	$283,027

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended May 31, 2021, are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended May 31, 2021, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2021 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2021, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At May 31, 2021, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
Cost of investments	$45,609,374	$44,315,403	$131,468,718
Gross unrealized appreciation	$21,201,115	$10,145,332	$31,436,915
Gross unrealized depreciation	(196,535)	(962,316)	(1,985,331)
Net unrealized appreciation on investments	$21,004,580	$9,183,016	$29,451,584

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2020, the components of accumulated earnings on a tax basis were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
Undistributed ordinary income	$301,401	$-	$296,436
Undistributed long-term gains	2,363,301	-	669,457
Tax accumulated earnings	2,664,702	-	965,893

Accumulated capital and other losses	$-	$(13,521,954)	$-

Unrealized appreciation (depreciation) on investments	14,622,962	4,849,415	10,229,984
Unrealized Deferred Compensation	(4,583)	(4,833)	(4,630)

Total accumulated earnings	$17,283,081	$(8,677,372)	$11,191,247

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2021 (Unaudited)

The tax character of distributions paid during the fiscal years ended November 30, 2020 and November 30, 2019 were as follows:

	All-Cap Core Fund
	2020	2019
Distributions paid from:
Ordinary income	$375,717	$168,697
Long-term capital gains	3,193,708	3,860,594
Total distributions paid	$3,569,425	$4,029,291

	Small-Cap Core Fund		Dividend Fund
	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$296,807	$5,526,896	$2,023,641	$1,221,402
Long-term capital gains	-	7,298,624	627,940	2,209,461
Total distributions paid	$296,807	$12,825,520	$2,651,581	$3,430,863

At November 30, 2020, the Funds had the following accumulated capital loss carryforwards.

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
Not Subject to Expiration	-	10,511,455	-
Short-term	-	2,994,422	-
Long-term	$-	$13,505,877	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of November 30, 2020, the Small Cap Core Fund had a qualified late-year ordinary loss of $16,077, which is deferred until fiscal year end 2021 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fees

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended May 31, 2021, and the year ended November 30, 2020, redemption fees were as follows:

	May 31, 2021	November 30, 2020
All-Cap Core Fund	$-	$5,923
Small-Cap Core Fund	1,093	4,306
Dividend Fund	8,836	19,154

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2021 (Unaudited)

Note 6 – Investment Transactions

For the six months ended May 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$4,813,637	$7,950,929	$-	$-
Small-Cap Core Fund	26,500,421	38,451,499	49,413	50,929
Dividend Fund	26,201,745	10,616,054	-	-

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. Institutional Class shares do not pay any distribution fees.

For the six months ended May 31, 2021, the distribution fees incurred for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2021 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2021, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$54,834,452	$-	$-	$54,834,452
Short-Term Investments	11,779,502	-	-	11,779,502
Total Investments	$66,613,954	$-	$-	$66,613,954

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$48,035,400	$-	$-	$48,035,400
Short-Term Investments	5,463,019	-	-	5,463,019
Total Investments	$53,498,419	$-	$-	$53,498,419

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$140,002,481	$-	$-	$140,002,481
Short-Term Investments	20,917,821	-	-	20,917,821
Total Investments	$160,920,302	$-	$-	$160,920,302

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2021 (Unaudited)

Note 10 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in each Fund. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Zacks Funds

EXPENSE EXAMPLES

For the Six Months Ended May 31, 2021 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.

Actual Expenses

The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/20	5/31/21	12/1/20 – 5/31/21
Institutional Class	Actual Performance	$1,000.00	$1,188.70	$5.45
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.95	5.03

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds

EXPENSE EXAMPLES - (Continued)

For the Six Months Ended May 31, 2021 (Unaudited)

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/20	5/31/21	12/1/20 – 5/31/21
Investor Class	Actual Performance	$1,000.00	$1,329.70	$8.07
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.00	6.99
Institutional Class	Actual Performance	1,000.00	1,331.20	6.63
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.25	5.74

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/20	5/31/21	12/1/20 – 5/31/21
Investor Class	Actual Performance	$1,000.00	$1,200.80	$7.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.45	6.54
Institutional Class	Actual Performance	1,000.00	1,202.30	5.77
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.70	5.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Zacks Funds

Each a series of Investment Managers Series Trust

Advisor

Zacks Investment Management, Inc.

227 West Monroe, Suite 4350

Chicago, Illinois 60606

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 10th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund – Institutional Class	CZOVX	461418 204
Zacks Small-Cap Core Fund – Investor Class	ZSCCX	461418 428
Zacks Small-Cap Core Fund – Institutional Class	ZSCIX	46141P 313
Zacks Dividend Fund – Investor Class	ZDIVX	46141P 321
Zacks Dividend Fund – Institutional Class	ZDIIX	46141Q 378

Privacy Principles of the Zacks Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 453-4003.

Zacks Funds

P.O. Box 2175

Milwaukee, Wisconsin 53201

Toll Free: (888) 453-4003

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/09/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/09/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	8/09/2021